Goodwill - Additional information (Details)		3 Months Ended	12 Months Ended
	Mar. 06, 2025 USD ($) kilotonnes_per_annum	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of reconciliation of changes in goodwill [Line Items]
Increase in goodwill through acquisition		$ 2,100,000,000	$ 2,146,000,000	$ 0
Underlying cash flows assumption on capacity of committed projects delivered (in kilotonnes per annum) | kilotonnes_per_annum	200
Percent of capacity for underlying cash flow assumptions on capacity of committed projects delivered	82.00%
Underlying cash flow assumptions on adjusted capacity of committed projects delivered (in kilotonnes per annum) | kilotonnes_per_annum	370
Percent of adjusted capacity for underlying cash flow assumptions on capacity of committed projects delivered	18.00%
Amount by which unit's recoverable amount exceeds its carrying amount	$ 1,300,000,000
Impairment charges	0
Percent of reduction in long-run lithium carbonate		4.50%	4.50%
Percent of increase in weighted average discount rate		9.00%	9.00%
Lithium
Disclosure of reconciliation of changes in goodwill [Line Items]
Carrying amount of asset or cash-generating unit	$ 10,300,000,000
Effective rate	8.30%
Richards Bay Minerals
Disclosure of reconciliation of changes in goodwill [Line Items]
Impairment charges			$ 0	$ 0
Discount rate used in current measurement of fair value less costs of disposal		8.60%	8.60%	8.60%